Restructuring Activities Restructuring Activities (Impairment Fair Value) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring costs - SG&A	$ 34.6	$ 26.0	$ 0.7
Property, plant and equipment, net	131.6	136.8
Indefinite-lived intangibles	685.4	690.5	$ 690.5
Consumer Direct Operations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring costs - SG&A	17.3	21.2
Impairment of property, plant and equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring costs - SG&A	17.0	5.5
Property, plant and equipment, net	1.8	0.6
Impairment of property, plant and equipment [Member] | Consumer Direct Operations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring costs - SG&A	5.4	5.5
Indefinite-lived Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring costs - SG&A	5.1	0.0
Stride Rite [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived intangibles	$ 15.0	$ 0.0